Annual Total Returns- Transamerica Government Money Market (Class I2) [BarChart] - Class I2 - Transamerica Government Money Market - I2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.04%	0.04%	0.02%	0.01%	0.01%	0.01%	0.01%	1.66%	0.45%